Note 1 - Description of Company and Basis of Presentation	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.            Description of Company and Basis of Presentation

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a biotechnology company developing vaccines for the prevention and treatment of Human Immunodeficiency Virus (“HIV”) infections. HIV infections result in Acquired Immunodeficiency Syndrome (“AIDS”). We have exclusively licensed from Emory University (“Emory”) vaccine technology which was developed in collaboration with the National Institutes of Health (“NIH”) and the Centers for Disease Control and Prevention (“CDC”). GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).

Our most advanced vaccines under development address the clade B subtype of the HIV virus that is most prevalent in the United States and the developed world. Our vaccines are being evaluated to determine their potential to (a) prevent HIV infection and (b) to serve as a therapy for individuals who are already infected with HIV. These vaccines are currently being evaluated in human clinical trials.

GeoVax is devoting all of its present efforts to research and development and is a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 915, “Development Stage Entities”. We have funded our activities to date almost exclusively from equity financings and government grants, and we will continue to require substantial funds to continue these activities. We anticipate that our existing cash resources, combined with the proceeds from the NIH grants discussed in Note 7, will be sufficient to fund our planned activities into the second quarter of 2014. In order to meet our future operating cash flow requirements, we intend to conduct additional offerings of our equity securities, debt or convertible debt instruments. We are also seeking additional funding for our vaccine development programs through government grants and clinical trial support.

The accompanying financial statements at September 30, 2013 and for the three and nine month periods ended September 30, 2013 and 2012 are unaudited, but include all adjustments, consisting of normal recurring entries, which we believe to be necessary for a fair presentation of the dates and periods presented. Interim results are not necessarily indicative of results for a full year. The financial statements should be read in conjunction with our audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012. We expect our operating results to fluctuate for the foreseeable future; therefore, period-to-period comparisons should not be relied upon as predictive of the results in future periods.

We disclosed in Note 2 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012 those accounting policies that we consider significant in determining our results of operations and financial position. There have been no material changes to, or in the application of, the accounting policies previously identified and described in the Form 10-K.